Subsequent Events	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

Subsequent to May 31, 2024, the Company has received $681,780 for the purchase of 12,112,500 shares of common stock.

Subsequent to May 31, 2024, the Company, on June 26, 2024, appointed Mr. Douglas MacLellan, a seasoned international business executive, to the Board of Directors. He will be an independent director and will chair the Audit and Compensation Committees.

Note 10 — Subsequent Events

Subsequent to November 30, 2023, the Company received $602,320 for the purchase of 24,800,000 shares of common stock.

Subsequent to November 30, 2023, the Company paid $5,000 to a shareholder to repurchase 50,000,000 shares of common stock.